Acquisitions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Acquisitions [Abstract]
Summary of Consideration Transferred to Acquire Businesses and Amounts of Identifiable Assets Acquired, Liabilities Assumed and Noncontrolling Interests

	2023	2022
	Acquisitions	Acquisitions
Fair value of consideration transferred:
Cash	$144,611	$355,212
Debt assumed	17,097	—
	161,708	355,212

Recognized amounts of identifiable assets acquired and liabilities assumed associated with businesses acquired:
Accounts receivable	3,882	9,211
Prepaid expenses and other current assets	2,290	2,059
Restricted investments	5,462	—
Operating lease right-of-use assets	587	1,715
Property and equipment	67,201	89,565
Long-term franchise agreements and contracts	58,630	4,994
Customer lists	1,527	38,944
Permits and other intangibles	2,403	34,245
Accounts payable and accrued liabilities	(4,159)	(20,382)
Current portion of operating lease liabilities	(53)	(830)
Deferred revenue	(761)	(3,077)
Contingent consideration	(6,000)	(5,000)
Long-term portion of operating lease liabilities	(534)	(885)
Other long-term liabilities	(4,543)	(631)
Deferred income taxes	(1,077)	(9,317)
Total identifiable net assets	124,855	140,611
Goodwill	$36,853	$214,601

The following table summarizes the consideration transferred to acquire these businesses and the amounts of identifiable assets acquired and liabilities assumed at the acquisition dates for the acquisitions consummated in the years ended December 31, 2022, 2021 and 2020:

	2022	2021	2020
	Acquisitions	Acquisitions	Acquisitions
Fair value of consideration transferred:
Cash	$2,206,901	$960,449	$388,789
Debt assumed	127,136	108,345	91,349
Change in open working capital settlements at year end	—	—	1,505
	2,334,037	1,068,794	481,643

Recognized amounts of identifiable assets acquired and liabilities assumed associated with businesses acquired:
Accounts receivable	49,696	33,236	13,759
Prepaid expenses and other current assets	9,428	4,866	4,509
Restricted investments	7,469	—	—
Operating lease right-of-use assets	4,707	5,972	5,247
Property and equipment	1,073,155	394,687	173,394
Long-term franchise agreements and contracts	239,866	134,827	59,149
Indefinite-lived intangibles	—	9,557	13,465
Customer lists	74,940	75,612	48,512
Permits and other intangibles	187,107	116,967	10,507
Other assets	243	77	389
Accounts payable and accrued liabilities	(56,633)	(37,827)	(14,174)
Current portion of operating lease liabilities	(1,546)	(1,370)	(509)
Deferred revenue	(10,761)	(8,389)	(1,821)
Contingent consideration	(6,642)	(31,616)	(4,688)
Long-term portion of operating lease liabilities	(3,161)	(4,602)	(4,738)
Other long-term liabilities	(6,915)	(13,976)	(2,136)
Deferred income taxes	(51,507)	(63,822)	(4,525)
Total identifiable net assets	1,509,446	614,199	296,340
Goodwill	$824,591	$454,595	$185,303